UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22121

PIMCO Income Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2008

Date of reporting period:	January 31, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO Income Opportunity Fund Schedule of Investments
January 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES—63.6%
	Fannie Mae,
$574	4.343%, 12/1/33, FRN, MBS	Aaa/AAA	$571,831
974	5.50%, 5/1/37, MBS	Aaa/AAA	987,612
26	5.50%, 7/1/37, MBS	Aaa/AAA	26,061
24,050	5.50%, 1/1/38, MBS	Aaa/AAA	24,379,226
15,000	5.50%, 12/1/99, TBA, MBS (e)	Aaa/AAA	15,175,785
9,674	6.00%, 10/1/37, MBS	Aaa/AAA	9,929,494
48,704	6.00%, 11/1/37, MBS (h)	Aaa/AAA	49,991,901
227	7.00%, 9/25/23, CMO	Aaa/AAA	243,240
3,584	7.00%, 8/1/36, MBS	Aaa/AAA	3,742,941
869	7.066%, 7/1/26, FRN, MBS	Aaa/AAA	882,851
992	8.50%, 6/25/30, CMO	Aaa/AAA	1,107,050
	Freddie Mac,
200	4.00%, 4/15/19, CMO	Aaa/AAA	190,481
109	5.00%, 2/15/24, CMO	Aaa/AAA	110,722
681	5.622%, 6/1/36, FRN, MBS	Aaa/AAA	686,469
72	6.00%, 11/1/33, MBS	Aaa/AAA	74,191
42	6.00%, 4/1/37, MBS	Aaa/AAA	42,603
180	6.00%, 8/1/37, MBS	Aaa/AAA	184,422
49,171	6.00%, 8/1/37, MBS (h)	Aaa/AAA	50,429,121
11,791	6.00%, 10/1/37, MBS	Aaa/AAA	12,092,907
25,844	6.00%, 10/1/37, MBS (h)	Aaa/AAA	26,504,866
11,654	6.00%, 11/1/37, MBS	Aaa/AAA	11,952,003
604	6.084%, 1/1/37, FRN, MBS	Aaa/AAA	622,922
519	6.188%, 1/1/37, FRN, MBS	Aaa/AAA	531,585
51	6.50%, 6/15/32, CMO	Aaa/AAA	53,511
500	7.00%, 3/15/24, CMO	Aaa/AAA	538,988
500	7.00%, 6/15/29, CMO	Aaa/AAA	524,248
181	7.00%, 3/15/31, CMO	Aaa/AAA	186,384
452	7.00%, 3/15/32, CMO	Aaa/AAA	481,183
148	7.25%, 9/15/30, CMO	Aaa/AAA	149,340
	Total U.S. Government Agency Securities (cost—$210,231,652)		212,393,938

SOVEREIGN DEBT OBLIGATIONS—20.8%
Brazil—7.8%
BRL 50,469	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	NR/NR	26,216,504

Colombia—3.5%
COP 24,000,000	Republic of Columbia, 9.85%, 6/28/27	Ba2/BB+	11,640,155

Mexico—4.3%
MXN 160,000	Mexican Bonos, 7.25%, 12/15/16	Baa1/A+	14,435,156

Poland—1.9%
PLN 15,000	Poland Government Bond, 5.75%, 9/23/22	A2/A	6,223,964

South Africa—3.3%
ZAR 76,000	Republic of South Africa, 13.00%, 8/31/11	A2/A+	10,967,007
	Total Sovereign Debt Obligations (cost—$70,382,583)		69,482,786

	Principal
	Amount		Credit Rating
	(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—16.8%
Airlines—0.5%
	$1,539	United Air Lines, Inc., 7.73%, 7/1/10, ABS	Ba3/BB+	$1,539,263

Banking—3.5%
	3,000	Bank of America Corp., 8.00%, 1/30/18, FRN (g)	Aa3/A+	3,121,608
	3,000	Barclays Bank PLC, 6.05%, 12/4/17 (a)(d)	Aa2/AA-	3,101,379
	RUB 80,000	Dali Capital S.A., 7.00%, 4/13/09	A1/BBB+	3,263,599
	$2,500	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(d)(g)	Aa2/AA	2,298,995
				11,785,581

Commercial Services—0.3%
	1,000	President & Fellows of Harvard College, 5.625%, 10/1/38 (f)	Aaa/AAA	994,214

Computer Software—0.5%
	2,000	First Data Corp., 9.875%, 9/24/15 (a)(b)(d)	B3/B-	1,772,500

Energy—1.5%
	2,000	Kinder Morgan Finance Co., 5.70%, 1/5/16	Ba2/BB-	1,784,582
	3,000	NGPL PipeCo LLC, 7.768%, 12/15/37 (a)(d)	Baa3/BBB-	3,143,673
				4,928,255

Financial Services—4.8%
	2,000	General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	Ba3/BB+	1,810,134
RUB	165,000	GPB Eurobond Finance PLC, 7.25%, 2/22/10	A3/BBB-	6,758,649
	€2,000	Green Valley Ltd., 8.376%, 1/10/11, FRN (a)(b)(d)(f)	NR/BB+	2,983,112
	$2,000	LVB Acquisition Merger Sub., Inc., 10.00%, 10/15/17 (a)(d)	B3/B-	2,070,000
	2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (g)	Aa2/A+	2,413,495
				16,035,390

Food & Beverage—1.5%
	3,000	Archer-Daniels-Midland Co., 6.45%, 1/15/38	A2/A	3,128,184
	2,000	Kraft Foods, Inc., 6.875%, 2/1/38	Baa2/BBB+	2,040,460
				5,168,644

Healthcare & Hospitals—1.3%
	4,000	HCA, Inc., 9.25%, 11/15/16	B2/BB-	4,205,000

Printing/Publishing—0.5%
	2,000	RH Donnelley Corp., 8.875%, 1/15/16	B3/B	1,725,000

Telecommunications—1.8%
	2,000	Citizens Communications Co., 9.00%, 8/15/31	Ba2/BB+	1,910,000
	2,000	Nortel Networks Ltd., 10.125%, 7/15/13	B3/B-	2,005,000
	2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,990,000
				5,905,000

Utilities—0.6%
	2,000	AES Corp., 8.00%, 10/15/17 (a)(d)	B1/B	2,050,000
		Total Corporate Bonds & Notes (cost—$55,675,061)		56,108,847

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—12.9%
$3,000	Banc of America Commercial Mortgage, Inc., 5.889%, 7/10/44, CMO, VRN	NR/AAA	$3,069,080
2,805	Bear Stearns Structured Products, Inc., 5.07%, 1/25/37, CMO, FRN (d)	NR/NR	2,728,935
2,500	GE Capital Commercial Mortgage Corp., 5.512%, 11/10/45, CMO, VRN	Aaa/AAA	2,561,251
	Greenwich Capital Commercial Funding Corp., CMO,
3,000	5.224%, 4/10/37, VRN	Aaa/AAA	3,027,461
2,500	5.444%, 3/10/39	Aaa/AAA	2,469,885
902	GS Mortgage Securities Corp. II, 6.044%, 8/15/18, CMO (d)	Aaa/AAA	924,198
3,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.42%, 1/15/49, CMO	Aaa/NR	2,947,983
2,000	LB-UBS Commercial Mortgage Trust, 5.43%, 2/15/40, CMO	NR/AAA	1,971,851
	MASTR Adjustable Rate Mortgage Trust, CMO, FRN,
302	6.80%, 1/25/34	Aaa/AAA	294,261
153	7.448%, 12/25/33	Aaa/AAA	155,324
3,000	Merrill Lynch Countrywide Commercial Mortgage Trust,
	5.172%, 12/12/49, CMO, VRN	Aaa/AAA	2,912,518
	Morgan Stanley Capital I, CMO, VRN,
3,000	5.560%, 3/12/44	Aaa/AAA	2,967,927
3,000	5.731%, 7/12/44	NR/AAA	3,035,847
	Salomon Brothers Mortgage Securities VII, Inc.,
2,868	6.50%, 2/25/29, CMO	NR/AAA	2,869,218
4,877	Structured Asset Securities Corp., 3.876%, 5/25/33, CMO, FRN	Aaa/AAA	4,675,668
	Wachovia Bank Commercial Mortgage Trust, CMO,
3,000	5.572%, 10/15/48	Aaa/AAA	2,997,610
3,490	5.928%, 5/15/43, VRN	Aaa/NR	3,551,887
	Total Mortgage-Backed Securities (cost—$43,319,639)		43,160,904

SENIOR LOANS (a)(c)—6.8%
Energy—0.5%
	NRG Energy Holding,
588	6.48%, 11/4/12		541,423
918	6.58%, 11/4/12, Term B		845,408
355	6.58%, 2/1/13, Term B (b)		327,213
			1,714,044

Financial Services—1.1%
	First Data Corp.,
138	7.634%, 9/24/14 (b)		124,674
1,857	7.634%, 9/24/14, Term B		1,681,934
	Nielson Finance, Term B,
1,246	7.146%, 8/8/13		1,155,143
749	7.243%, 8/9/13		694,066
			3,655,817

Healthcare & Hospitals—1.9%
1,995	Biomet, Inc., 7.857%, 3/15/15, Term B		1,940,818
1,845	Community Health Systems, Inc., 7.331%, 7/2/14, Term B		1,707,632
2,992	HCA, Inc., 7.448%, 11/14/13, Term B		2,772,451
			6,420,901

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Multi-Media—0.6%
$1,995	CSC Holdings, Inc., 6.595%, 2/24/13, Term B		$1,840,140

Paper/Paper Products—0.8%
	Georgia-Pacific Corp., Term B,
230	6.58%, 12/20/12		212,648
291	6.831%, 12/20/12		269,175
2,472	6.896%, 12/20/12		2,287,986
			2,769,809

Telecommunications—0.5%
	Telesat Canada, Inc.,
472	7.84%, 10/22/14, Term B		448,228
1,107	7.96%, 10/22/14, Term B		1,049,850
10	8.00%, 10/22/14, Term DD (b)		9,961
264	8.09%, 10/22/14, Term B		250,012
			1,758,051

Utilities—0.8%
2,992	Texas Competitive Electric Holdings Co. LLC, 8.396%, 10/10/14		2,759,561

Wholesale—0.6%
1,995	Roundy’s, Inc., 7.91%, 11/1/11, Term B		1,921,398
	Total Senior Loans (cost—$23,693,469)		22,839,721

ASSET-BACKED SECURITIES—4.6%
3,056	Bear Stearns Second Lien Trust, 3.596% 12/25/36, FRN (b)(d)	Aaa/AAA	2,444,562
	Ford Credit Auto Owner Trust,
975	4.36%, 6/15/10	Aaa/AAA	983,466
1,709	4.38%, 1/15/10	Aaa/AAA	1,716,981
	Green Tree Financial Corp.,
555	6.11%, 9/1/23	NR/B-	566,763
678	6.33%, 11/1/29, VRN	Baa2/NR	685,111
321	6.48%, 12/1/30	NR/B-	326,123
741	7.14%, 3/15/28	Baa1/NR	764,287
2,294	7.40%, 6/15/27	A2/AA	2,425,902
425	7.65%, 10/15/27, VRN	Aa1/AAA	439,283
2,407	Popular ABS Mortgage Pass-Through Trust, 3.656%, 7/25/35, ABS, FRN	Aaa/AAA	2,106,540
3,154	Quest Trust, 4.28%, 6/25/34, FRN (d)	Aa2/AA	3,034,651
	Total Asset-Backed Securities (cost—$15,332,107)		15,493,669

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
MUNICIPAL BONDS—0.9%
West Virginia—0.9%
$3,200	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost—$3,066,316)	Baa3/BBB	$3,156,704

SHORT-TERM INVESTMENTS—6.0%
Commercial Paper—5.9%
Financial Services—5.9%
4,300	Lloyds Bank PLC, 3.04%, 2/1/08	P-1/A-1+	4,300,000
7,800	Rabobank USA Financial Corp., 3.00%, 2/1/08	P-1/A-1+	7,800,000
7,600	UBS Finance, 3.07%, 4/23/08	P-1/A-1+	7,546,724
	Total Commercial Paper (cost—$19,646,855)		19,646,724

Repurchase Agreement—0.1%
177	State Street Bank & Trust Co., dated 1/31/08, 2.65%, due 2/1/08, proceeds $177,013; collateralized by Fannie Mae, 6.00% due 5/15/11, valued at $181,706 including accrued interest (cost—$177,000)		177,000
	Total Short-Term Investments (cost—$19,823,855)		19,823,724

	Total Investments (cost—$441,524,682)—132.4%		442,460,293
	Liabilities in excess of other assets—(32.4)%		(108,383,643)
	Net Assets—100%		$334,076,650

Notes to Schedule of Investments:
*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board  of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans, are valued at fair-value pursuant to procedures approved by the Board of Trustees which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchase on a when-issued on delayed delivery basis are marked daily until settlement at the forward settlement value.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $40,259,380, representing 12.1% of net assets.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2008.
(f)	Fair-valued security—Securities with an aggregate value of $3,977,326, representing 1.19% of net assets.
(g)	Maturity date shown is date of next call. The interest rate disclosed reflects the rate in effect on January 31, 2008.
(h)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

ABS—Asset Backed Security
BRL—Brazilian Real
CMO—Collateralized Mortgage Obligation
COP—Colombian Peso
€—Euro
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2008.
LIBOR—London Inter-bank Offered Rate
MBS—Mortgage-Backed Securities
MXN—Mexican Peso
PLN—Polish Zloty
NR—Not Rated
RUB—Russian Ruble
TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2008.

ZAR—South African Rand

Other Investments:

(1) Credit default swap agreements outstanding at January 31, 2008:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received by Fund	Unrealized Appreciation (Depreciation)
ABN AMRO Bank N. V.
Petroleos de Venezuela	$1,500	12/20/17	6.40%	$(38,976)
Barclays Bank
Gazprom	1,250	12/20/17	1.90%	(46,183)
Ukraine	5,500	12/20/17	3.09%	(44,769)
VTB Capital S.A.	1,250	12/20/17	2.34%	(61,339)
BNP Paribas
SLM	3,000	12/20/08	3.20%	(15,543)
Citibank N.A.
Commercial Mortgage-Backed Index	10,000	12/13/49	0.08%	(154,856)
Home Equity Index	5,000	8/25/37	0.09%	169,950
Majapahit Holding	3,000	12/20/17	2.65%	(133,299)
Republic of Indonesia	3,000	12/20/17	2.14%	(77,305)
Credit Suisse First Boston
Home Equity Index	4,000	7/25/45	0.54%	80,960
Home Equity Index	3,000	7/25/45	0.18%	(7,860)
TNK	1,500	12/20/17	3.15%	(78,366)
Deutsche Bank
Dow Jones CDX	10,000	12/20/12	0.56%	(29,608)
Home Equity Index	300	7/25/45	0.54%	—
Home Equity Index	300	5/25/46	0.17%	—
Home Equity Index	300	8/25/37	0.15%	—
Goldman Sachs
LCDX	10,000	12/20/12	2.25%	(365,907)
JPMorgan Chase
Cemex SAB de C.V.	2,000	12/20/17	1.64%	(158,705)
Lehman Brothers
Dow Jones CDX	2,000	12/20/12	1.01%	(34,403)
Dow Jones CDX	6,500	12/20/12	1.02%	(109,164)
Dow Jones CDX	500	12/20/12	3.05%	(39,022)
Dow Jones CDX	1,000	12/20/12	3.08%	(76,724)
Merrill Lynch & Co.
Dow Jones CDX	10,000	12/20/12	1.443%	(14,455)
Morgan Stanley
Gazprom Capital	4,000	12/20/08	1.38%	2,925
Home Equity Index	10,000	8/25/37	0.09%	(335,088)
				$(1,567,737)

(2) Forward foreign currency contracts outstanding at January 31, 2008:

	U.S.$ Value	U.S.$ Value	Unrealized
	Origination Date	January 31, 2008	Appreciation
Sold:
€ 2,000,000 settling 2/26/08	$2,968,560	$2,959,155	$9,405

(3) The weighted average daily balance of reverse repurchase agreements outstanding during the period ended January 31, 2008 was $77,155,093 at a weighted average interest rate of 4.39%. Open reverse repurchase agreements at January 31, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Deutsche Bank	4.35%	1/10/08	2/12/08	$13,034,558	$ 13,000,000
Goldman Sachs	4.23%	1/14/08	2/12/08	40,084,600	40,000,000
Lehman Brothers	4.30%	1/14/08	2/12/08	32,068,800	32,000,000
					$85,000,000

Collateral for open reverse repurchase agreements at January 31, 2008 as reflected in the Schedule of Investments:

Counterparty	Description	Rate	Maturity Date	Par	Value
Deutsche Bank	Freddie Mac	6.00%	10/1/37	$13,231,031	$13,569,545
Goldman Sachs	Fannie Mae	6.00%	11/1/37	40,655,005	41,730,338
Lehman Brothers	Freddie Mac	6.00%	8/1/37	30,918,779	31,709,832
					$87,009,715

(4) Short Sales outstanding at January 31, 2008:

	Coupon	Maturity	Par	Proceeds	Value
Fannie Mae	6.00%	TBA	$49,000,000	$50,071,875	$50,278,606

(5) At January 31, 2008, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Commitments
Allied Waste North America, Inc.	$2,000,000
Community Health Systems, Inc.	92,807
Telesat Canada, Inc.	146,982
Tribune Co.	2,000,000
Universal City	1,000,000
Verizon IDEARC, Inc.	2,000,000
$7,239,789

Item 2. Controls and Procedures

(a)

The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)   Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 27, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 27, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 27, 2008